Convertible Preferred Shares and Redeemable Convertible Preferred Share (Narrative) (Details)	1 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		12 Months Ended
	Feb. 28, 2013 CNY	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 27, 2013 Series A Preferred Shares [Member]	Jun. 30, 2014 Series A Preferred Shares [Member]	Jan. 01, 2008 Series A Preferred Shares [Member]	Jun. 27, 2013 Series B Preferred shares [Member]	Jun. 30, 2014 Series B Preferred shares [Member]	Jun. 30, 2014 Series B Preferred shares [Member]	Jan. 01, 2008 Series B Preferred shares [Member]	Jun. 30, 2014 Series C Preferred Shares [Member]	Jun. 30, 2014 Series C Preferred Shares [Member]	Jun. 27, 2013 Series D-1 Preferred Shares [Member]	Jun. 30, 2014 Series D-1 Preferred Shares [Member]	Jun. 27, 2013 Series D-2 Preferred Shares [Member]	Jun. 30, 2014 Series D-2 Preferred Shares [Member]	Jun. 23, 2013 Series E Preferred Shares [Member]	Feb. 28, 2013 Series E Preferred Shares [Member] USD ($)	Feb. 28, 2013 Series E Preferred Shares [Member] CNY	Jun. 30, 2014 Series E Preferred Shares [Member]
Convertible Preferred Shares [Line Items]
Number of shares issued, repurchased and cancelled								806,885				162,866
Conversion ratio from preferred share to ordinary share							1:1.70795 [1]				1:1 [1]			1:1		1:1		1:1				1:1
Number of preferred shares converted into ordinary shares						291,003			203,583						19,426,717		4,687,500		47,534,043
Number of shares redesignated into Class B ordinary shares										257,166			81,330
Redesignated ratio from outstanding preferred shares and ordinary shares redesignated into Class B ordinary shares										1			1
Enterprise value		$ 154,000,000
Shares repurchased																				12,857,143	12,857,143
Total consideration of shares repurchased																				67,500,000
Gains or losses recognized from the repurchase of these convertible preferred shares																					0
Deemed dividend	265,032,000	$ 0	0	265,032,000	0

[1]	806,885 of Series A Preferred Shares and 162,866 of Series B Preferred Shares were issued, repurchased and cancelled before January 1, 2008.